Impairment of assets - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Weighted average capital cost rate	10.70%	10.50%
Description Of Valuation Factor Used In Impairment Test	5.5805
Decrease in Foreign Exchange Rate Percent	7.00%
Bottom of range [member] | Other Cash Generating Units [Member]
Statement [Line Items]
Percentage Of Value In Use	50.00%
Top of range [member] | Other Cash Generating Units [Member]
Statement [Line Items]
Percentage Of Value In Use	1000.00%